AST T. ROWE PRICE CORPORATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 97.2%
Asset-Backed Securities — 5.1%
Automobiles — 0.6%
Exeter Automobile Receivables Trust,
Series 2021-02A, Class C
0.980%	06/15/26	10	$10,017
Series 2021-02A, Class D
1.400%	04/15/27	20	19,950
GM Financial Automobile Leasing Trust,
Series 2020-02, Class C
2.560%	07/22/24	1	1,028
Santander Drive Auto Receivables Trust,
Series 2019-03, Class C
2.490%	10/15/25	21	21,397
			52,392
Other — 4.5%
Applebee’s Funding LLC/IHOP Funding LLC,
Series 2019-01A, Class A2I, 144A
4.194%	06/07/49	50	50,368
Domino’s Pizza Master Issuer LLC,
Series 2018-01A, Class A2I, 144A
4.116%	07/25/48	49	50,345
Series 2019-01A, Class A2, 144A
3.668%	10/25/49	49	52,921
Hardee’s Funding LLC,
Series 2021-01A, Class A2, 144A
2.865%	06/20/51	25	24,987
Planet Fitness Master Issuer LLC,
Series 2019-01A, Class A2, 144A
3.858%	12/05/49	49	49,932
Sonic Capital LLC,
Series 2020-01A, Class A2I, 144A
3.845%	01/20/50	54	57,240
Taco Bell Funding LLC,
Series 2021-01A, Class A2I, 144A
1.946%	08/25/51	40	39,968
Wendy’s Funding LLC,
Series 2021-01A, Class A2I, 144A
2.370%	06/15/51	50	50,344
			376,105

Total Asset-Backed Securities (cost $421,871)			428,497
Corporate Bonds — 89.6%
Aerospace & Defense — 0.5%
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.500%	05/15/36	30	37,125
Agriculture — 2.3%
Altria Group, Inc.,
Gtd. Notes
2.625%	09/16/26	35	36,645
4.400%	02/14/26	43	48,208
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	75	80,801
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26	25	$25,013
			190,667
Airlines — 1.1%
JetBlue 2020-1 Class A Pass-Through Trust,
Sr. Sec’d. Notes
4.000%	05/15/34	5	5,273
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	20	21,762
United Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
4.150%	02/25/33	45	48,496
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	14	14,550
			90,081
Auto Manufacturers — 4.7%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
1.450%	03/02/26	150	150,718
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	06/30/22	45	45,832
Sr. Unsec’d. Notes
3.550%	07/08/22	15	15,356
5.100%	01/17/24	45	49,096
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A
4.050%	02/04/22	60	60,728
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.000%	09/17/24	30	29,942
2.375%	10/15/27	15	15,211
2.650%	02/10/25	15	15,544
Sr. Unsec’d. Notes, 144A, MTN
1.800%	01/10/28	15	14,677
			397,104
Banks — 6.6%
Bank of America Corp.,
Sr. Unsec’d. Notes
1.734%(ff)	07/22/27	45	45,233
Sr. Unsec’d. Notes, MTN
2.496%(ff)	02/13/31	75	75,897
4.271%(ff)	07/23/29	35	39,687
Citigroup, Inc.,
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)	10	10,329
Sr. Unsec’d. Notes
2.572%(ff)	06/03/31	60	61,123
A1

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.908%(ff)	07/21/42	25	$24,710
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.580%(ff)	04/22/32	40	40,622
Sub. Notes
2.956%(ff)	05/13/31	45	46,859
Morgan Stanley,
Sr. Unsec’d. Notes
3.217%(ff)	04/22/42	10	10,455
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	25	25,847
Wells Fargo & Co.,
Jr. Sub. Notes, Series BB
3.900%(ff)	03/15/26(oo)	20	20,621
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41	15	15,439
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	110	113,453
2.572%(ff)	02/11/31	25	25,496
			555,771
Beverages — 1.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	30	32,870
4.500%	06/01/50	25	29,911
4.750%	01/23/29	25	29,438
			92,219
Building Materials — 0.6%
Carrier Global Corp.,
Sr. Unsec’d. Notes
2.722%	02/15/30	45	46,527
Chemicals — 0.4%
Ecolab, Inc.,
Sr. Unsec’d. Notes
3.950%	12/01/47	25	29,771
Commercial Services — 0.2%
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sr. Sec’d. Notes, 144A
3.375%	08/31/27	20	19,204
Computers — 0.9%
Apple, Inc.,
Sr. Unsec’d. Notes
2.375%	02/08/41	40	38,359
2.650%	05/11/50	5	4,814
Fortinet, Inc.,
Sr. Unsec’d. Notes
1.000%	03/15/26	35	34,483
			77,656
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services — 4.1%
Avolon Holdings Funding Ltd. (Ireland),
Sr. Unsec’d. Notes, 144A
2.750%	02/21/28	30	$29,793
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.750%	03/09/27	35	38,782
Sub. Notes
2.359%(ff)	07/29/32	45	43,997
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series I
4.000%(ff)	06/01/26(oo)	25	26,062
GTP Acquisition Partners I LLC,
Sr. Sec’d. Notes, 144A
3.482%	06/15/50	100	105,422
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
1.850%	09/15/32	35	33,080
3.000%	06/15/50	35	34,536
Western Union Co. (The),
Sr. Unsec’d. Notes
2.850%	01/10/25	30	31,464
			343,136
Electric — 5.3%
AES Corp. (The),
Sr. Unsec’d. Notes, 144A
3.300%	07/15/25	45	47,775
3.950%	07/15/30	5	5,509
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.850%	05/01/23	75	77,841
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.050%	04/15/25	35	38,487
DPL, Inc.,
Sr. Unsec’d. Notes
4.125%	07/01/25	10	10,712
Edison International,
Sr. Unsec’d. Notes
3.125%	11/15/22	5	5,122
3.550%	11/15/24	85	90,115
4.950%	04/15/25	5	5,514
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	10	9,758
4.550%	07/01/30	30	32,449
4.950%	07/01/50	25	26,538
PacifiCorp,
First Mortgage
3.300%	03/15/51	10	10,417
Pattern Energy Operations LP/Pattern Energy Operations, Inc.,
Gtd. Notes, 144A
4.500%	08/15/28	3	3,127
Southern California Edison Co.,
First Mortgage
3.650%	02/01/50	25	25,608

A2

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	55	$57,747
			446,719
Electronics — 0.2%
Amphenol Corp.,
Sr. Unsec’d. Notes
2.200%	09/15/31	20	19,838
Environmental Control — 1.0%
Waste Connections, Inc.,
Sr. Unsec’d. Notes
2.950%	01/15/52	50	48,952
3.500%	05/01/29	35	38,365
			87,317
Foods — 0.8%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.250%	03/15/26	35	35,642
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/49	25	29,690
			65,332
Gas — 1.5%
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
4.250%	07/15/27	50	56,758
NiSource, Inc.,
Sr. Unsec’d. Notes
0.950%	08/15/25	55	54,333
3.600%	05/01/30	15	16,462
			127,553
Healthcare-Products — 0.2%
PerkinElmer, Inc.,
Sr. Unsec’d. Notes
2.250%	09/15/31	15	14,816
3.300%	09/15/29	3	3,232
			18,048
Healthcare-Services — 2.2%
Centene Corp.,
Sr. Unsec’d. Notes
2.450%	07/15/28	25	25,121
2.500%	03/01/31	14	13,799
2.625%	08/01/31	25	24,845
4.625%	12/15/29	10	10,892
CommonSpirit Health,
Sr. Sec’d. Notes
1.547%	10/01/25	25	25,121
2.782%	10/01/30	3	3,089
Mount Sinai Hospitals Group, Inc.,
Sec’d. Notes, Series 2017
3.981%	07/01/48	2	2,285
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Sec’d. Notes, Series 2019
3.737%	07/01/49	29	$31,793
Unsec’d. Notes, Series 2020
3.391%	07/01/50	10	10,362
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/39	25	27,611
4.450%	12/15/48	10	12,668
			187,586
Insurance — 0.8%
Brighthouse Financial Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.000%	04/12/24	5	5,025
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/29	35	41,122
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	15	16,777
			62,924
Internet — 1.4%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	06/03/50	15	14,078
3.100%	05/12/51	15	15,787
3.875%	08/22/37	40	47,082
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.550%	03/15/28	25	27,732
Expedia Group, Inc.,
Gtd. Notes
3.600%	12/15/23	10	10,584
			115,263
Iron/Steel — 0.6%
ArcelorMittal SA (Luxembourg),
Sr. Unsec’d. Notes
3.600%	07/16/24	50	53,023
Lodging — 1.5%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
1.800%	10/01/24	20	20,046
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24	45	46,200
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.125%	02/15/23	5	5,123
3.750%	10/01/25	5	5,390
Sr. Unsec’d. Notes, Series EE
5.750%	05/01/25	9	10,303
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30	15	17,157

A3

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
Sr. Unsec’d. Notes, Series II
2.750%	10/15/33	20	$19,566
			123,785
Media — 5.5%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.800%	04/01/31	20	20,088
3.500%	03/01/42	40	39,051
4.464%	07/23/22	47	48,190
4.908%	07/23/25	65	73,066
Comcast Corp.,
Gtd. Notes
3.250%	11/01/39	35	37,012
3.900%	03/01/38	25	28,470
4.150%	10/15/28	50	57,538
Gtd. Notes, 144A
2.887%	11/01/51	35	33,560
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
3.125%	09/01/26	10	10,136
4.000%	07/15/28	15	15,266
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30	85	96,654
			459,031
Miscellaneous Manufacturing — 0.6%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
3.450%	05/15/24	50	53,164
Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.500%	12/01/24	14	15,450
Oil & Gas — 5.2%
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	01/15/23	50	51,456
2.950%	07/15/30	10	10,342
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52	5	4,876
4.250%	04/15/27	68	75,592
5.375%	07/15/25	25	28,304
ConocoPhillips,
Gtd. Notes, 144A
3.750%	10/01/27	20	22,309
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	10	10,511
4.500%	04/15/23	5	5,177
Devon Energy Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	09/15/24	2	2,213
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	3	$3,207
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27	30	33,282
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.800%	05/15/23	55	56,937
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.700%	04/15/23	24	24,776
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.650%	03/05/25	100	106,265
			435,247
Pharmaceuticals — 8.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	80	85,720
4.050%	11/21/39	20	22,974
4.300%	05/14/36	10	11,776
4.875%	11/14/48	25	32,040
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
2.250%	05/28/31	3	3,049
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
0.700%	04/08/26	45	44,026
1.375%	08/06/30	50	47,585
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24	3	3,189
3.700%	06/06/27	55	60,808
3.794%	05/20/50	55	61,246
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.750%	09/15/25	20	21,762
4.500%	11/15/44	5	5,660
4.900%	09/15/45	20	23,862
Cigna Corp.,
Sr. Unsec’d. Notes
3.200%	03/15/40	20	20,501
CVS Health Corp.,
Sr. Unsec’d. Notes
1.300%	08/21/27	60	59,056
3.625%	04/01/27	50	55,156
3.750%	04/01/30	65	72,232
5.050%	03/25/48	40	51,584
			682,226
Pipelines — 10.4%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	15	15,802

A4

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
4.450%	07/15/27	60	$67,502
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	10	10,603
3.302%	01/15/35	35	37,345
3.701%	01/15/39	10	11,070
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
3.700%	11/15/29	25	27,188
5.125%	06/30/27	15	17,347
5.875%	03/31/25	70	79,063
Cheniere Energy Partners LP,
Gtd. Notes, 144A
3.250%	01/31/32	15	15,057
Energy Transfer LP,
Sr. Unsec’d. Notes
2.900%	05/15/25	5	5,245
4.050%	03/15/25	50	53,958
4.250%	04/01/24	5	5,348
5.000%	05/15/50	13	15,010
5.500%	06/01/27	20	23,471
6.250%	04/15/49	10	13,161
Gray Oak Pipeline LLC,
Sr. Unsec’d. Notes, 144A
2.000%	09/15/23	40	40,794
2.600%	10/15/25	10	10,263
3.450%	10/15/27	5	5,281
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.625%	11/15/23	37	40,300
MPLX LP,
Sr. Unsec’d. Notes
1.750%	03/01/26	50	50,303
2.650%	08/15/30	30	30,140
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.500%	05/15/30	5	5,768
5.000%	03/15/27	50	57,549
5.625%	03/01/25	25	28,370
5.875%	06/30/26	20	23,519
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.100%	04/15/30	40	45,392
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30	45	48,170
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	10	10,305
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.600%	03/15/22	10	10,090
4.000%	09/15/25	60	65,757
			869,171
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate — 0.3%
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28	24	$25,347
Real Estate Investment Trusts (REITs) — 5.3%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.300%	07/15/26	35	37,497
American Finance Trust, Inc./American Finance Operating Partner LP,
Gtd. Notes, 144A
4.500%	09/30/28	10	10,000
American Tower Corp.,
Sr. Unsec’d. Notes
1.600%	04/15/26	30	30,137
3.600%	01/15/28	17	18,518
Boston Properties LP,
Sr. Unsec’d. Notes
3.250%	01/30/31	3	3,180
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27	35	38,321
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23	50	52,496
Essex Portfolio LP,
Gtd. Notes
4.000%	03/01/29	15	16,803
Global Net Lease, Inc./Global Net Lease Operating Partnership LP,
Gtd. Notes, 144A
3.750%	12/15/27	20	19,847
SBA Tower Trust,
Asset-Backed, 144A
1.631%	05/15/51	25	24,937
2.836%	01/15/50	100	103,567
VEREIT Operating Partnership LP,
Gtd. Notes
2.200%	06/15/28	5	5,061
3.950%	08/15/27	75	83,909
			444,273
Retail — 3.9%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A
0.950%	02/10/26	25	24,497
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.750%	04/20/32	55	53,917
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
1.300%	04/15/28	65	63,111
2.800%	09/15/41	25	24,314
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.625%	09/01/49	10	10,918
QVC, Inc.,
Sr. Sec’d. Notes
4.450%	02/15/25	40	42,977

A5

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Ross Stores, Inc.,
Sr. Unsec’d. Notes
1.875%	04/15/31	50	$48,237
4.600%	04/15/25	50	55,791
4.700%	04/15/27	2	2,298
			326,060
Semiconductors — 2.1%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.950%	10/01/51	25	24,985
Intel Corp.,
Sr. Unsec’d. Notes
2.800%	08/12/41	25	24,918
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes, 144A
2.500%	05/11/31	65	65,508
4.300%	06/18/29	55	62,435
			177,846
Software — 1.7%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.921%	03/17/52	50	52,017
Oracle Corp.,
Sr. Unsec’d. Notes
1.650%	03/25/26	80	81,129
VMware, Inc.,
Sr. Unsec’d. Notes
1.800%	08/15/28	10	9,852
			142,998
Telecommunications — 6.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32	35	34,102
2.300%	06/01/27	75	77,683
3.300%	02/01/52	25	24,076
4.300%	02/15/30	50	57,399
6.375%	03/01/41	20	28,477
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25	2	2,338
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
3.750%	04/15/27	70	77,123
3.875%	04/15/30	15	16,572
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.450%	03/20/26	45	45,417
1.750%	01/20/31	40	38,053
2.987%	10/30/56	24	22,310
3.150%	03/22/30	35	37,440
4.329%	09/21/28	25	28,759
4.522%	09/15/48	5	6,120
4.862%	08/21/46	5	6,366
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.875%	06/19/49	10	$12,496
Sub. Notes
5.125%(ff)	06/04/81	25	25,811
			540,542
Toys/Games/Hobbies — 1.4%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.550%	11/19/26	90	98,035
3.900%	11/19/29	20	22,045
			120,080
Transportation — 0.4%
Kansas City Southern,
Gtd. Notes
3.500%	05/01/50	15	15,737
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50	20	19,875
			35,612

Total Corporate Bonds (cost $7,382,395)			7,513,696
Municipal Bonds — 1.3%
Colorado — 0.1%
Colorado Health Facilities Authority,
Revenue Bonds, Series B
2.800%	12/01/26	10	10,225
Illinois — 0.4%
State of Illinois,
General Obligation Unlimited, Series A
3.140%	10/01/24	35	36,170
Texas — 0.8%
Central Texas Turnpike System,
Taxable, Revenue Bonds, Series C
3.029%	08/15/41	35	35,942
Grand Parkway Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.236%	10/01/52	25	25,606
			61,548

Total Municipal Bonds (cost $105,023)			107,943
U.S. Treasury Obligations — 1.2%
U.S. Treasury Bonds
1.125%	05/15/40(k)	65	56,195
1.875%	02/15/41	30	29,358

A6

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
2.250%	05/15/41	20	$20,803

Total U.S. Treasury Obligations (cost $111,596)			106,356

Total Long-Term Investments (cost $8,020,885)			8,156,492

	Shares
Short-Term Investment — 4.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $339,985)(wb)	339,985	339,985

TOTAL INVESTMENTS—101.3% (cost $8,360,870)		8,496,477

Liabilities in excess of other assets(z) — (1.3)%		(109,379)

Net Assets — 100.0%		$8,387,098

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDX	Credit Derivative Index
GMTN	Global Medium Term Note
LP	Limited Partnership
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Credit default swap agreements outstanding at September 30, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2021(4)	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.36.V1	06/20/26	1.000%(Q)	853	0.481%	$21,490	$20,810	$(680)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the
A7

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A8